PENSION COSTS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
PENSION COSTS
PENSION COSTS

NOTE 18 - PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Malaysia. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the three months ended September 30, 2025, and 2024, $950 and $1,973 contributions were made accordingly.

NOTE 20 - PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Malaysia. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended June 30, 2025, and 2024, $5,275 and $10,064 contributions were made accordingly.